UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Opportunities
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

High Income Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ACADIA HEALTHCARE COMPANY, INC.                                                             Agenda Number:  935152481
--------------------------------------------------------------------------------------------------------------------------
        Security:  00404A109
    Meeting Type:  Annual
    Meeting Date:  07-May-2020
          Ticker:  ACHC
            ISIN:  US00404A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Wade D. Miquelon                    Mgmt          For                            For

1B.    Election of Director: William M. Petrie,                  Mgmt          Against                        Against
       M.D.

2.     Advisory vote on the compensation of the                  Mgmt          For                            For
       Company's named executive officers as
       presented in the Proxy Statement.

3.     Ratify the appointment of Ernst & Young LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  935123290
--------------------------------------------------------------------------------------------------------------------------
        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  04-Mar-2020
          Ticker:  AVYA
            ISIN:  US05351X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          Withheld                       Against
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          Withheld                       Against
       Susan L. Spradley                                         Mgmt          Withheld                       Against
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     Advisory approval of the Company's named                  Mgmt          For                            For
       executive officers' compensation.

3.     Approval of the Avaya Holdings Corp. 2019                 Mgmt          For                            For
       Equity Incentive Plan.

4.     Approval of the Avaya Holdings Corp. 2020                 Mgmt          For                            For
       Employee Stock Purchase Plan.

5.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2020.




--------------------------------------------------------------------------------------------------------------------------
 BAUSCH HEALTH COMPANIES, INC.                                                               Agenda Number:  935145335
--------------------------------------------------------------------------------------------------------------------------
        Security:  071734107
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  BHC
            ISIN:  CA0717341071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Richard U. De                       Mgmt          For                            For
       Schutter

1B.    Election of Director: D. Robert Hale                      Mgmt          For                            For

1C.    Election of Director: Dr. Argeris (Jerry)                 Mgmt          For                            For
       N. Karabelas

1D.    Election of Director: Sarah B. Kavanagh                   Mgmt          Abstain                        Against

1E.    Election of Director: Joseph C. Papa                      Mgmt          For                            For

1F.    Election of Director: John A. Paulson                     Mgmt          For                            For

1G.    Election of Director: Robert N. Power                     Mgmt          Abstain                        Against

1H.    Election of Director: Russel C. Robertson                 Mgmt          Abstain                        Against

1I.    Election of Director: Thomas W. Ross, Sr.                 Mgmt          Abstain                        Against

1J.    Election of Director: Andrew C. von                       Mgmt          For                            For
       Eschenbach, M.D.

1K.    Election of Director: Amy B. Wechsler, M.D.               Mgmt          For                            For

2.     The approval, in an advisory vote, of the                 Mgmt          For                            For
       compensation of our Named Executive
       Officers.

3.     The approval of an amendment to the                       Mgmt          For                            For
       Company's Amended and Restated 2014 Omnibus
       Incentive Plan to increase the number of
       Common Shares authorized under such plan.

4.     To appoint PricewaterhouseCoopers LLP as                  Mgmt          For                            For
       the auditors for the Company to hold office
       until the close of the 2021 Annual Meeting
       of Shareholders and to authorize the
       Company's Board of Directors to fix the
       auditors' remuneration.




--------------------------------------------------------------------------------------------------------------------------
 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  935034861
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  02-Jul-2019
          Ticker:  CZR
            ISIN:  US1276861036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Thomas Benninger                    Mgmt          For                            For

1b.    Election of Director: Juliana Chugg                       Mgmt          For                            For

1c.    Election of Director: Keith Cozza                         Mgmt          For                            For

1d.    Election of Director: John Dionne                         Mgmt          For                            For

1e.    Election of Director: James Hunt                          Mgmt          For                            For

1f.    Election of Director: Courtney Mather                     Mgmt          For                            For

1g.    Election of Director: Anthony Rodio                       Mgmt          For                            For

1h.    Election of Director: Richard Schifter                    Mgmt          Abstain                        Against

2.     To approve, on an advisory, non-binding                   Mgmt          For                            For
       basis, named executive officer
       compensation.

3.     To select, on an advisory, non binding                    Mgmt          1 Year                         For
       basis, the frequency of future advisory
       votes on named executive officer
       compensation.

4.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2019.

5.     To approve a proposed amendment to the                    Mgmt          For                            For
       Company's Charter to enable shareholders
       who beneficially own at least 15% of the
       Company's outstanding common stock to call
       special meetings.

6.     To approve a proposed amendment to the                    Mgmt          For                            For
       Company's Charter to restrict the Company's
       ability to adopt any "rights plan" or
       "poison pill".




--------------------------------------------------------------------------------------------------------------------------
 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  935092584
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Special
    Meeting Date:  15-Nov-2019
          Ticker:  CZR
            ISIN:  US1276861036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Merger Agreement and approve                 Mgmt          For                            For
       the Merger.

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation that will or may become
       payable to Caesars' named executive
       officers (as identified in accordance with
       Securities and Exchange Commission
       regulations) in connection with the Merger.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       Caesars Special Meeting, if appropriate, to
       solicit additional proxies if there are
       insufficient votes to adopt the Merger
       Agreement and approve the Merger at the
       time of the Caesars Special Meeting.




--------------------------------------------------------------------------------------------------------------------------
 CENTENE CORPORATION                                                                         Agenda Number:  935140715
--------------------------------------------------------------------------------------------------------------------------
        Security:  15135B101
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  CNC
            ISIN:  US15135B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: Michael F. Neidorff                 Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: H. James Dallas                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: Robert K. Ditmore                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: Richard A. Gephardt                 Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: Lori J. Robinson                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: William L. Trubeck                  Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION.

3.     RATIFICATION OF APPOINTMENT OF KPMG LLP AS                Mgmt          For                            For
       OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2020.

4.     APPROVAL OF AMENDMENT TO THE 2002 EMPLOYEE                Mgmt          For                            For
       STOCK PURCHASE PLAN, AS AMENDED AND
       RESTATED.

5.     THE STOCKHOLDER PROPOSAL ON POLITICAL                     Shr           For                            Against
       SPENDING DISCLOSURES AS DESCRIBED IN THE
       PROXY STATEMENT.

6.     THE STOCKHOLDER PROPOSAL ON THE ELIMINATION               Shr           For                            Against
       OF SUPERMAJORITY VOTING PROVISIONS AS
       DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935172685
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Ratification of the selection of Ernst &                  Mgmt          For                            For
       Young LLP as the independent registered
       public accounting firm for the year ending
       December 31, 2020




--------------------------------------------------------------------------------------------------------------------------
 CONSTELLIUM SE                                                                              Agenda Number:  935098601
--------------------------------------------------------------------------------------------------------------------------
        Security:  N22035104
    Meeting Type:  Special
    Meeting Date:  25-Nov-2019
          Ticker:  CSTM
            ISIN:  NL0010489522
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Transfer of Corporate Seat from Amsterdam                 Mgmt          For                            For
       to Paris (Agenda Item 2)

2.     Amendments to Articles of Association                     Mgmt          For                            For
       (Agenda Item 3)

3.     Confirmation of Board composition following               Mgmt          For                            For
       Transfer of Corporate Seat (Agenda Item 4)

4.     Confirmation of annual fixed fees granted                 Mgmt          For                            For
       to Directors (Agenda Item 5)

5.     Appointment of PricewaterhouseCoopers Audit               Mgmt          For                            For
       and RSM Paris (Agenda Item 6)

6.     Confirmation of Board authorizations to                   Mgmt          Against                        Against
       allocate shares under 2013 EIP (Agenda Item
       7)

7.     Delegation to Board to increase share                     Mgmt          For                            For
       capital by issuance of shares or securities
       with preferential subscription rights (up
       to 50% of share capital) (Agenda Item 8)

8.     Delegation to Board to increase share                     Mgmt          Against                        Against
       capital by issuance of shares or securities
       without preferential subscription rights by
       way of a public offering (up to 50% of
       share capital) (Agenda Item 9)

9.     Delegation to Board to increase share                     Mgmt          For                            For
       capital by issuance of shares or securities
       without preferential subscription rights by
       way of an offering made to a restricted
       number of, or qualified, investors (up to
       10% of share capital) (Agenda Item 10)

10.    Delegation to Board to increase the number                Mgmt          Against                        Against
       of shares issued in case of a capital
       increase with or without preferential
       subscription rights (up to 15% of share
       capital) (Agenda Item 11)

11.    Delegation to Board to issue/grant                        Mgmt          Against                        Against
       shareholder warrants to subscribe to new
       shares of the Company in the event of a
       public tender offer (up to 50% of the share
       capital) (Agenda Item 12)

12.    Delegation to Board to increase share                     Mgmt          For                            For
       capital by way of issuance of new shares to
       participants of employee savings plan
       without preferential subscription rights
       (up to 1% of share capital) (Agenda Item
       13)

13.    Powers granted to the Company's CEO or his                Mgmt          For                            For
       representative to carry out legal
       formalities (Agenda Item 14)




--------------------------------------------------------------------------------------------------------------------------
 ELANCO ANIMAL HEALTH INCORPORATED                                                           Agenda Number:  935174691
--------------------------------------------------------------------------------------------------------------------------
        Security:  28414H103
    Meeting Type:  Annual
    Meeting Date:  21-May-2020
          Ticker:  ELAN
            ISIN:  US28414H1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Michael J. Harrington               Mgmt          Against                        Against

1b.    Election of Director: Deborah T. Kochevar                 Mgmt          Against                        Against

1c.    Election of Director: Kirk P. McDonald                    Mgmt          Against                        Against

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as the Company's principal independent
       auditor for 2020.

3.     To approve, by non-binding vote, the                      Mgmt          For                            For
       compensation of the Company's named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935204684
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2020
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary Barber                                               Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 NEXTERA ENERGY PARTNERS, LP                                                                 Agenda Number:  935138102
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341B106
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2020
          Ticker:  NEP
            ISIN:  US65341B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Susan D. Austin                     Mgmt          For                            For

1B.    Election of Director: Robert J. Byrne                     Mgmt          For                            For

1C.    Election of Director: Peter H. Kind                       Mgmt          For                            For

1D.    Election of Director: James L. Robo                       Mgmt          Against                        Against

2.     Ratification of appointment of Deloitte &                 Mgmt          For                            For
       Touche LLP as NextEra Energy Partners'
       independent registered public accounting
       firm for 2020.

3.     Approval, by non-binding advisory vote, of                Mgmt          Against                        Against
       NextEra Energy Partners' compensation of
       its named executive officers as disclosed
       in the proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 SURGERY PARTNERS INC.                                                                       Agenda Number:  935197613
--------------------------------------------------------------------------------------------------------------------------
        Security:  86881A100
    Meeting Type:  Annual
    Meeting Date:  27-May-2020
          Ticker:  SGRY
            ISIN:  US86881A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Brent Turner                                              Mgmt          Withheld                       Against
       T. Devin O'Reilly                                         Mgmt          Withheld                       Against

2.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation paid by the Company to its
       named executive officers.

3.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 VISTRA ENERGY CORP                                                                          Agenda Number:  935160387
--------------------------------------------------------------------------------------------------------------------------
        Security:  92840M102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2020
          Ticker:  VST
            ISIN:  US92840M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve an amendment to the Vistra Energy                 Mgmt          For                            For
       Corp. Certificate of Incorporation (the
       "Charter") to declassify the Board of
       Directors so that all Directors will be
       elected annually commencing with the 2020
       Annual Meeting (the "Charter Amendment")

2A.    Election of Director: Hilary E. Ackermann                 Mgmt          For                            For
       (If the Charter Amendment in proposal 1 is
       approved)

2B.    Election of Director: Arcilia C. Acosta (If               Mgmt          For                            For
       the Charter Amendment in proposal 1 is
       approved)

2C.    Election of Director: Gavin R. Baiera (If                 Mgmt          For                            For
       the Charter Amendment in proposal 1 is
       approved)

2D.    Election of Director: Paul M. Barbas (If                  Mgmt          For                            For
       the Charter Amendment in proposal 1 is
       approved)

2E.    Election of Director: Lisa Crutchfield (If                Mgmt          For                            For
       the Charter Amendment in proposal 1 is
       approved)

2F.    Election of Director: Brian K. Ferraioli                  Mgmt          For                            For
       (If the Charter Amendment in proposal 1 is
       approved)

2G.    Election of Director: Scott B. Helm (If the               Mgmt          For                            For
       Charter Amendment in proposal 1 is
       approved)

2H.    Election of Director: Jeff D. Hunter (If                  Mgmt          For                            For
       the Charter Amendment in proposal 1 is
       approved)

2I.    Election of Director: Curtis A. Morgan (If                Mgmt          For                            For
       the Charter Amendment in proposal 1 is
       approved)

2J.    Election of Director: John R. Sult (If the                Mgmt          For                            For
       Charter Amendment in proposal 1 is
       approved)

3.1    Election of Director: Gavin R. Baiera (If                 Mgmt          For                            For
       the Charter Amendment in proposal 1 is not
       approved)

3.2    Election of Director: Scott B. Helm (If the               Mgmt          For                            For
       Charter Amendment in proposal 1 is not
       approved)

3.3    Election of Director: Curtis A. Morgan (If                Mgmt          For                            For
       the Charter Amendment in proposal 1 is not
       approved)

3.4    Election of Director: John R. Sult (If the                Mgmt          For                            For
       Charter Amendment in proposal 1 is not
       approved)

4.     Approve, on an advisory basis, named                      Mgmt          For                            For
       executive officer compensation.

5.     Ratify the selection of Deloitte & Touche                 Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the year ending
       December 31, 2020.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Opportunities Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/19/2020